COMMITMENTS	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
COMMITMENTS [Text Block]

11. COMMITMENTS

The Company must spend approximately $345,000 on qualifying Canadian exploration expenditures by December 31, 2020.  Otherwise, Western is required to pay the investors who purchased flow-through shares the difference between the amount of tax they would have realized had the Company incurred all expenditures renounced in March 2020 by December 31, 2020, and the amount that the investors actually realized.